STOCKHOLDERS' EQUITY (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Total	$ 1,058,200	$ 1,194,000
Research [Member]
Total		10,900
Product Development [Member]
Total	20,000	360,600
Sales and Marketing [Member]
Total	3,400	175,300
General and Administrative [Member]
Total	1,034,800	647,200
Restricted Stock [Member]
Total	530,100	892,000
Restricted Stock [Member] | Research [Member]
Total
Restricted Stock [Member] | Product Development [Member]
Total	16,400
Restricted Stock [Member] | Sales and Marketing [Member]
Total
Restricted Stock [Member] | General and Administrative [Member]
Total	$ 513,700	$ 892,000